OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]
NOTE 5 — OTHER RECEIVABLES AND PREPAID EXPENSES

	DECEMBER 31,
	2014	2013

Prepaid expenses	$3,010	$1,675
Government receivables	793	1,533
Employees	345	467
Other	177	951
	$4,325	$4,626

Other receivables and prepaid expenses – Short term	$3,957	$4,408
Other receivables and prepaid expenses – Long term	368	218
	$4,325	$4,626